Employee Benefit Plans - Assumptions Used in Determine Benefit Obligation and Net Periodic Pension Expenses (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Weighted Average:
Discount rate to determine benefit obligations	4.20%	4.70%	3.70%
Discount rate to determine net costs	4.70%	3.70%	4.60%
Rate of future compensation increases to determine benefit obligation	4.50%	4.50%	4.50%
Rate of future compensation increases to determine net cost	4.50%	4.50%	3.20%
Rate of return on plan assets to determine net cost	7.40%	7.60%	7.80%